Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (690,292)	$ (108,322)	¥ (296,162)	¥ (253,268)
Total operating expenses	(2,944,610)	(462,073)	(1,360,678)	(1,370,745)
Loss from operations	(1,390,709)	(218,233)	(602,881)	(1,058,475)
Other income/(expenses):
Fair value change of financial instrument	27,846	4,370	(68,818)	7,132
Interest income	31,305	4,912	24,751	28,669
Exchange (losses)/gains	(16,665)	(2,615)	62,663	(9,216)
Net loss	(1,298,880)	(203,823)	(517,550)	(1,004,220)
Accretions of convertible redeemable preferred shares to redemption value	(170,585)	(26,769)	(680,734)	(426,781)
Net loss attributable to Zhihu Inc.'s shareholders	(1,469,465)	(230,592)	(1,198,284)	(1,431,001)
Net loss	(1,298,880)	(203,823)	(517,550)	(1,004,220)
Other comprehensive loss:
Foreign currency translation adjustments	(143,190)	(22,470)	(143,326)	(4,021)
Total other comprehensive loss	(143,190)	(22,470)	(143,326)	(4,021)
Total comprehensive loss	(1,442,070)	(226,293)	(660,876)	(1,008,241)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	(1,612,655)	(253,062)	(1,341,610)	(1,435,022)
Reportable legal entities | Zhihu Inc.
Operating expenses:
General and administrative expenses	(30,019)	(4,711)	(13,914)	(14,369)
Total operating expenses	(30,019)	(4,711)	(13,914)	(14,369)
Loss from operations	(30,019)	(4,711)	(13,914)	(14,369)
Other income/(expenses):
Fair value change of financial instrument			(68,818)	7,132
Interest income	123	19	3,244	11,102
Exchange (losses)/gains	(523)	(82)	69,650	(7,966)
Share of loss of subsidiaries and VIEs and VIEs' subsidiaries	(1,268,461)	(199,049)	(507,712)	(1,000,119)
Net loss	(1,298,880)	(203,823)	(517,550)	(1,004,220)
Accretions of convertible redeemable preferred shares to redemption value	(170,585)	(26,769)	(680,734)	(426,781)
Net loss attributable to Zhihu Inc.'s shareholders	(1,469,465)	(230,592)	(1,198,284)	(1,431,001)
Net loss	(1,298,880)	(203,823)	(517,550)	(1,004,220)
Other comprehensive loss:
Foreign currency translation adjustments	(143,190)	(22,470)	(143,326)	(4,021)
Total other comprehensive loss	(143,190)	(22,470)	(143,326)	(4,021)
Total comprehensive loss	(1,442,070)	(226,923)	(660,876)	(1,008,241)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (1,612,655)	$ (253,062)	¥ (1,341,610)	¥ (1,435,022)